Average Annual Total Returns - FidelityTotalInternationalEquityFund-AMCIZPRO - FidelityTotalInternationalEquityFund-AMCIZPRO - Fidelity Total International Equity Fund	Dec. 30, 2022
Fidelity Advisor Total International Equity Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	9.09%
Past 5 years	11.96%
Past 10 years	8.62%
Fidelity Advisor Total International Equity Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	6.70%
Past 5 years	11.73%
Past 10 years	8.60%
Fidelity Advisor Total International Equity Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	11.16%
Past 5 years	13.09%
Past 10 years	9.55%
Fidelity Advisor Total International Equity Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.55%
Past 5 years	11.49%
Past 10 years	8.63%
Fidelity Advisor Total International Equity Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.66%
Past 5 years	10.81%
Past 10 years	8.04%
Fidelity Advisor Total International Equity Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.13%
Past 5 years	9.25%
Past 10 years	7.04%
Fidelity Advisor Total International Equity Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	11.44%
Since Inception	12.58%	[1]
MS112
Average Annual Return:
Past 1 year	7.98%
Past 5 years	9.79%
Past 10 years	7.44%

[1]	A From February 1, 2017